Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 29, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement
AC Alternatives® Disciplined Long Short Fund
Supplement dated April 1, 2019 ■ Summary Prospectus and Prospectus dated November 1, 2018

The following replaces the first paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus:
The portfolio managers initially identify an eligible universe of stocks and then use quantitative models in a two-step process to construct the portfolio of equity securities (principally common stocks) for the fund. In the first step, the managers rank stocks, generally large and mid capitalization, publicly traded companies world-wide with a market capitalization greater than $2 billion, from most to least attractive by using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance, including valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.

The following replaces the fifth paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus:
The fund invests primarily in developed countries (including the United States), but it may also invest a portion of its assets in emerging market countries.

The following replaces the third bullet point under the Principal Risks section on page 3 of the summary prospectus and page 3 of the prospectus:

•
Foreign Securities - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The following is added as the fourth bullet point under the Principal Risks section on page 3 of the summary prospectus and page 3 of the prospectus:

•
Emerging Markets Risk - Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

The seventh bullet point (titled Growth Stocks) under the Principal Risks section on page 3 of the summary prospectus and page 3 of the prospectus is deleted.